Group assets and liabilities - measurement - Level 3 investment properties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	£ 493,941
Assets at end of period	508,645	£ 493,941
At fair value | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Net unrealised gains of investment properties still held at end of year	149	394
At fair value | Investment properties
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	16,497
Assets at end of period	17,925	16,497
At fair value | Investment properties | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	16,497	14,646
Total gains in income statement	97	415
Total (losses)/gains recorded as other comprehensive income		(21)
Purchases	1,509	2,048
Sales	(178)	(591)
Assets at end of period	£ 17,925	£ 16,497